Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid and input VAT		¥ 120,376		¥ 58,234
Prepaid expenses	[1]	21,896		10,820
Prepaid marketing expenses		16,192		23,756
Deposits	[2]	8,929		4,595
Receivables from third-party payment platforms		4,367		3,886
Interest receivables		1,737		11,632
Staff advances		751		9,242
Others		6,633		2,743
Total		¥ 180,881	$ 25,982	¥ 124,908

[1]	Represented the prepaid expenses for telecommunications, network, online live steaming, advertising and student academic registration fee.
[2]	Represented rental deposits, deposits for search engine marketing activities and deposits for leasehold improvement of buildings which all being refundable within one year.